CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (PARENTHETICALS) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME [Abstract]
Tax (expense) benefit on pension items	$ (99)	$ 103	$ 83